Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		₨ 90,898
Capital work-in-progress		6,323		₨ 16,288
Ending balance		88,659	$ 1,079	90,898
Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		191,932		175,194
Additions		24,388		24,509
Additions through Business combinations		373		708
Disposals		(22,421)		(9,274)
Translation adjustment		2,085		795
Ending balance		196,357		191,932
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		117,322		109,311
Depreciation and impairment		16,926		15,992
Disposals		(21,834)		(8,634)
Translation adjustment		1,607		653
Ending balance		114,021		117,322
Land [Member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,813		3,815
Additions		40		1,031
Disposals		(3)		(30)
Translation adjustment		10		(3)
Ending balance		4,860		4,813
Land [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and impairment		0
Disposals		0
Translation adjustment		0
Buildings [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		40,686		39,414
Additions		7,269		1,676
Additions through Business combinations		7
Disposals		(435)		(440)
Translation adjustment		173		36
Ending balance		47,700		40,686
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,003		8,785
Depreciation and impairment		1,217		1,536
Disposals		(395)		(346)
Translation adjustment		102		28
Ending balance		10,927		10,003
Plant and equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	123,471		110,855
Additions	[1]	12,191		19,411
Additions through Business combinations	[1]	357		370
Disposals	[1]	(20,016)		(7,863)
Translation adjustment	[1]	1,729		698
Ending balance	[1]	117,732		123,471
Plant and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	90,465		85,040
Depreciation and impairment	[1]	13,305		12,305
Disposals	[1]	(19,655)		(7,451)
Translation adjustment	[1]	1,386		571
Ending balance	[1]	85,501		90,465
Furniture fixtures and equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		22,645		20,692
Additions		4,881		2,384
Additions through Business combinations		6		335
Disposals		(1,799)		(826)
Translation adjustment		171		60
Ending balance		25,904		22,645
Furniture fixtures and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16,557		15,089
Depreciation and impairment		2,394		2,141
Disposals		(1,621)		(725)
Translation adjustment		118		52
Ending balance		17,448		16,557
Vehicles [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		317		418
Additions		7		7
Additions through Business combinations		3		3
Disposals		(168)		(115)
Translation adjustment		2		4
Ending balance		161		317
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		297		397
Depreciation and impairment		10		10
Disposals		(163)		(112)
Translation adjustment		1		2
Ending balance		₨ 145		₨ 297

[1]	Including net carrying value of computer equipment and software amounting to ₹ 25,162 and ₹ 22,425, as at March 31, 2022 and 2023, respectively.